SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Cash	$ 13,793		$ 13,793		$ 28,560	$ 659,035
Trust account balance	51,996,909		51,996,909		50,880,604	70,418,228
Investment income interest	530,141	$ 834,681	1,208,621	$ 1,637,673	3,580,311	38,228
Offering costs					3,734,630
Unrecognized tax benefits	0		0		0	0
Accrued for interest and penalties	0		0		0	0
Federal Depository Insurance Coverage	250,000		250,000		250,000
Cash held in trust escrow account not yet deposited	165,000		165,000
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount	$ 52,161,909		$ 52,161,909		$ 50,880,604	$ 70,380,000